Sarah R. Crespi State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

November 29, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares MSCI USA ESG Optimized ETF, each dated November 29, 2016, do not differ from those contained in Post-Effective Amendment No. 1,698 to the Trust’s Registration Statement on Form N-1A, filed electronically on November 29, 2016.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi

Sarah R. Crespi

Assistant Secretary

cc:	Benjamin J. Haskin, Esq.